Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Summary of Related Parties Relationship with Group

Name of related parties	Relationship with the Group

Ping An and its subsidiaries (“Ping An Group”)	The Company’s controlling shareholder and its subsidiaries
Mango JV	An equity-method investee of the Company’s subsidiary
Shanghai Visionstar	An equity-method investee of the Company’s subsidiary

Schedule of Related Party Transactions

During the years ended December 31, 2018, 2019 and 2020, related party transactions were as follows:

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Services provided to Ping An Group (a)	473,466	447,010	621,845	95,302
Services provided to other related parties	124	340	—	—

Net revenues from related parties	473,590	447,350	621,845	95,302

Services provided by and assets purchased from Ping An Group (b)	88,658	107,706	156,420	23,972
Services provided by and assets purchased from other related parties	10,415	15,717	5,625	862

Services provided by related parties	99,073	123,423	162,045	24,834

Interest income from Ping An Group	50,968	47,459	63,558	9,741

Balances with Related Parties
As of December 31, 2019 and December 31, 2020, balances with related parties were as follows:

	As of December 31,
	2019	2020
	RMB	RMB	US$
Amounts due from related parties, current
Ping An Group (c)	29,489	47,303	7,250
Mango JV	12	—	—

	29,501	47,303	7,250

Amounts due from related parties, non-current
Ping An Group (c)	4,509	18,163	2,784

Amounts due to related parties
Ping An Group (d)	26,155	76,048	11,655
Mango JV	507	14	2
Shanghai Visionstar	9,725	3,833	587

	36,387	79,895	12,244

(a)
The amount represents the commission fee for transaction facilitation service on financial product including loan and insurance products, advertising services and technical services provided to Ping An Group.

(b)	The amount represents rental and property management services, technical services, other miscellaneous services and assets provided by Ping An Group.
(c)
Receivable from Ping An Group primarily consists of deposit in relation to the operating lease and other agreements, service fee receivable, and interest receivable from cash and cash equivalents and short-term investments held at Ping An Group. As of December 31,

2019 and 2020, the Group had cash and cash equivalents and short-term investments and restricted cash
of RMB1,907,217 and RMB3,466,900 (US$ 531,326) at Ping An Group, respectively.

(d)	The outstanding payable to Ping An Group primarily consists of payable for provision of services related to business operation, IDC service fee and other miscellaneous services.